Nature of Operations and Going Concern (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Nature of Operations and Going Concern
Net cash outflow from operating activities	$ (8,353,721)	$ (1,021,118)
Bophelo Bio Science and Wellness (Pty) Ltd.
Nature of Operations and Going Concern
Loss on loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.	(2,338,342)
Cash	$ 800,794